Investment Strategy - Arin Tactical Tail Risk ETF	Sep. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide exposure to U.S. large-cap equities while also attempting to mitigate losses during periods of significant market decline, commonly referred to as “tail risk” events. Arin Risk Advisors, LLC (“Arin” or the “Sub-Adviser”) serves as the Sub-Adviser for the Fund.
Under normal circumstances, the Fund invests primarily in options contracts on large-capitalization U.S. equities or equity market indexes, such as the S&P 500 Index (the “Index”), and may invest in individual equities or ETFs that provide exposure to the Index or other large-capitalization U.S. equity market indexes. The Fund may use both standardized exchange-listed options and FLexible EXchange® Options (“FLEX Options”), including put and call options and combinations thereof. Call options give the buyer the right, but not the obligation, to buy the underlying asset (e.g., an index) at a specified price (the “strike price”) on or before a certain date. Put options give the buyer the right, but not the obligation, to sell the underlying asset at a specified strike price on or before a certain date. Options combinations include strategies such as spreads, which involve simultaneously buying and selling options to manage risk and tailor market exposure. For example, a call spread involves buying one call option and selling another call option at a different strike price, while a put spread similarly involves buying and selling put options. When selling a spread, the maximum gain is the net premium collected (“initial premium”) and the maximum loss is equal to the difference in the respective strike prices, less the initial premium. The Fund uses these instruments as tools to implement its strategy and adjust its exposure to the equity market.
The Fund’s strategy employs a combination of the following components:
Normal Market Exposure
The Fund seeks to gain exposure to U.S. large-cap equities through the strategic use of options on the Index, other large-capitalization U.S. equity market indexes, or individual large-cap equity securities. Alternatively, the Fund may directly purchase individual large-cap equity securities or shares of ETFs that track the Index or other large-capitalization U.S. equity market indexes. When selling options or a combination of options that are expected to allow the Fund to realize gains if the reference asset remains above certain price levels expressed by the strike prices of the Fund’s options contracts, the Fund seeks to gain exposure to price movements in the reference asset (e.g., the Index). The Fund may also use combinations of long and short options (such as spreads) to help manage the range and degree of this exposure.
The difference between the price of the reference asset and the strike prices of the Fund’s options helps to determine the extent of the Fund’s market exposure to the reference asset. If the price of the reference asset remains above the strike price, the Fund will have modest exposure. If the price of the reference asset trades below the strike price, the Fund will have greater exposure. In cases where the price of the reference asset rises above certain levels, then the Fund will experience gains only up to the amount of option premium initially received. Other factors affecting the Fund’s returns from the use of options include the time to expiration for the options, the embedded likelihood that the price of the reference asset will be above the strike price, interest rates, and supply and demand dynamics for the options.
The Fund’s net exposure to the large cap equity securities from its normal market exposure will generally vary from approximately +100% to -40% (i.e., short exposure), depending on the types and mix of options in the portfolio and prevailing market conditions and exclusive of the Protective Options described below. This exposure may vary significantly as a result of the “Tactical Market Exposure” described below.
Tail Risk Protection
The Fund seeks to reduce the impact of severe market declines by holding a portfolio of long-dated, out-of-the-money put options on the Index (referred to as “Protective Options”). These options are expected to increase in value during market dislocation events, typically defined by Arin as a drawdown of 25% or more in the Index within a few months combined with a sustained increase in expected market volatility (i.e., a volatility index level above 50). Examples of historical market dislocation or tail risk events that have met both of these standards include the Financial Crisis of 2008-09 and the COVID-19 Pandemic of 2020.
The Protective Options serve as a hedge and are an essential part of the Fund’s risk management approach. When the Index falls below the strike prices of the Protective Options, the Fund will be negatively correlated to the Index. During other market periods, such as when the Index is increasing in value, the Protective Options will decrease the Fund’s return. The Fund targets a “Protection Ratio” of at least 10, which represents the number of Protective Options expiring in greater than 40 days with strike prices that are at least five percent (5%) below the current Index value as compared to the number of Index options representing the investment of all the Fund’s assets (the Fund’s total net assets divided by the Index value divided by 100 units per contract). However, the actual ratio may vary depending on market pricing and other factors.
A higher Protection Ratio would generally mean the Fund owns relatively more Protective Options as compared to its net assets than when the Fund has a lower Protection Ratio. Purchasing the Protective Options during periods without any market dislocation events will cause the Fund’s return to be lower than it would have been had the Fund purchased fewer or no Protective Options. Arin seeks to keep the Protection Ratio above 10 and as high as possible while attempting to minimize this carrying cost. There may be periods where the high carrying cost of the Protective Options may result in Fund’s Protection Ratio remaining below 10. Furthermore, during a market dislocation event, the Fund expects its Protective Options to increase in value. When the value of the Protective Options increases, their associated time decay (i.e., the gradual loss in value as the options near expiration) increases, too. As a result, Arin may choose to sell some or all of such options to capture the increased value for the Fund. During periods where Arin sells some or all of the Fund’s Protective Options, Arin may elect to allocate the proceeds from the sales of these Protective Options to provide the Fund with greater equity exposure. Please see the discussion of Tactical Market Exposure below for more information on this aspect of the Fund’s strategy.
Income Generation
The Fund’s options positions are collateralized by a cash-equivalent portfolio (the “Collateral Portfolio”), which is primarily used to meet the margin requirements of the Fund’s options strategy and secondarily to generate income. Under normal circumstances, the Fund expects to allocate approximately 20% of its net assets to gain market exposure through options, 1% to 10% to Protective Options, and the remainder to the Collateral Portfolio (collectively, the Fund’s “Default Allocation”).
The Collateral Portfolio may consist of U.S. Treasury securities, money market instruments, money market mutual funds, or short-duration investments in fixed-income ETFs, other fixed income investments, or option-based investments known as box spreads (or ETFs that hold box spreads), which are combinations of options that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices) and are designed to behave like a fixed income instrument. The Fund may invest all or a portion of the Collateral Portfolio in ETFs affiliated with the Fund’s investment adviser or the Sub-Adviser.
Tactical Market Exposure
During periods where the Index is experiencing declines, the Fund may look to monetize its Protective Options and/or begin adding equity exposure to the Fund. The Fund will add equity exposure through the purchase of individual large-cap equities or ETFs that track the Index or other large-capitalization U.S. equity market indexes or through the use of options combinations on such equities or indices. This process will typically begin once the Index falls 15% from its highest level over the trailing 12 months (the “Peak”), though the Sub-Adviser may determine to add equity exposure after smaller declines in the Index. The initial investment will typically provide an additional approximately 10% equity exposure for the Fund to the Index or other large-cap equity securities. If the Index continues to decline, the Fund generally will add an additional approximately 5% exposure at each approximately 5% incremental decline in the Index. The Fund expects to add to its equity exposure as the Index declines until it reaches 60% equity exposure. There may be times when the Fund exceeds the 60% threshold for equity exposure, including, but not limited to when the market experiences an extreme sell-off.
If the Index begins to rebound, the Fund will begin lowering its equity exposure by 5% for every 5% increase in the Index level. Once the Index reaches its Peak, the Sub-Adviser will begin liquidating any tactical market exposure (described in the above paragraph) and begin repositioning the Fund to revert to its Default Allocation. Arin will continue to monitor the Index for future declines and will look to add equity exposure when such declines occur.
The Fund’s investment performance will be influenced by the combination of its market exposure, the premiums received or paid for options, and changes in the value of its options positions. The Fund does not seek to track the performance of any index, and its returns may differ significantly from those of the Index. While the Fund primarily expects to utilize options on the Index, it may, from time to time, utilize options on other large-capitalization U.S. equity securities or equity market indexes or ETFs that track the Index or other large-capitalization U.S. equity market indexes.
The Fund may engage in active and frequent trading of its portfolio investments, particularly options contracts. As a result, the Fund may have a high portfolio turnover rate, which could increase transaction costs and negatively impact the Fund’s performance.